Schedule of Investments PIMCO StocksPLUS® Small Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 160.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$1,177		$1,179

Total Loan Participations and Assignments (Cost $1,174)				1,179

CORPORATE BONDS & NOTES 4.7%
BANKING & FINANCE 3.0%
American Express Co.
5.442% due 01/30/2036 •		300		306
ARES Strategic Income Fund
5.450% due 09/09/2028		1,600		1,585
Athene Global Funding
5.033% due 07/17/2030		2,900		2,875
Barclays PLC
7.437% due 11/02/2033 •		1,100		1,226
Buttonwood RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 05/29/2029 ~		250		250
Credit Suisse AG AT1 Claim
0.000% due 12/31/2060		5,820		2,052
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		800		800
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		200		193
5.800% due 03/05/2027		800		804
5.800% due 03/08/2029		300		303
5.918% due 03/20/2028		600		608
GA Global Funding Trust
5.500% due 04/01/2032		400		399
GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		200		198
HSBC Holdings PLC
2.848% due 06/04/2031 •		200		185
Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~		250		249
Luca RE Ltd.
9.036% (T-BILL 3MO + 5.250%) due 07/09/2032 ~		250		250
Nomura Holdings, Inc.
2.679% due 07/16/2030		1,300		1,192
3.103% due 01/16/2030		1,900		1,786
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)		1,500		1,222
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		700		703
Sumisho Air Lease Corp.
4.500% due 03/24/2029		1,500		1,488
UBS Group AG
3.091% due 05/14/2032 •		1,300		1,193
Veraison Re Ltd.
6.421% (GSMMUSTI + 2.900%) due 03/08/2034 ~		250		253
VICI Properties LP
4.750% due 02/15/2028		1,800		1,800

				21,920

INDUSTRIALS 1.3%
Beignet Investor LLC
6.581% due 05/30/2049		3,030		3,093
Conagra Brands, Inc.
5.750% due 08/01/2035 (f)		900		909
DAE Funding LLC
3.375% due 03/20/2028		900		872
Petroleos del Peru SA
5.625% due 06/19/2047		900		644
Petroleos Mexicanos
6.350% due 02/12/2048		400		330
QatarEnergy
4.625% due 06/23/2029		500		497
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		2,900		2,892
United Airlines Pass-Through Trust
5.450% due 08/15/2038		376		383

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Viper Energy Partners LLC
5.700% due 08/01/2035		400		407

				10,027

UTILITIES 0.4%
Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,000		968
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027		400		398
Southern California Edison Co.
5.150% due 06/01/2029		1,500		1,516

				2,882

Total Corporate Bonds & Notes (Cost $32,648)				34,829

U.S. GOVERNMENT AGENCIES 92.9%
Federal Home Loan Mortgage Corp.
4.000% due 01/01/2048		827		786
4.500% due 08/01/2052 - 12/01/2053		3,828		3,681
5.500% due 11/01/2054 (f)		24,370		24,511
5.500% due 02/01/2055 - 09/01/2055		7,862		8,008
6.000% due 04/01/2040 - 10/01/2055		548		564
6.500% due 11/01/2053 (f)		3,408		3,562
6.500% due 04/01/2054 - 09/01/2054		3,881		4,088
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~		1,638		1,588
Federal Home Loan Mortgage Corp. REMICS
4.417% due 10/15/2037 •		9		9
4.578% due 09/25/2055 •		3,082		3,119
4.613% due 07/25/2056 •		10,000		10,030
4.728% due 07/25/2055 - 09/25/2055 •		12,590		12,650
4.778% due 03/25/2055 - 09/25/2055 •		7,979		8,071
4.828% due 02/25/2055 - 08/25/2055 •		4,554		4,602
4.878% due 10/25/2055 •		9,511		9,546
5.078% due 12/25/2054 •		608		615
Federal National Mortgage Association
3.500% due 12/01/2047 - 08/01/2048		6,641		6,116
4.000% due 01/01/2049		1,027		966
5.500% due 08/01/2053 - 11/01/2054		5,477		5,558
6.000% due 09/01/2035 - 05/01/2041		258		268
6.500% due 12/01/2053 - 08/01/2054		10,508		11,034
7.500% due 05/01/2029 - 11/01/2037		15		15
Federal National Mortgage Association REMICS
4.092% due 07/25/2037 •		3		3
4.122% due 07/25/2037 •		7		7
4.142% due 09/25/2035 •		19		18
4.578% due 11/25/2054 •		1,432		1,439
4.628% due 03/25/2055 •		13,867		13,870
4.728% due 07/25/2055 •		482		487
4.778% due 08/25/2055 - 09/25/2055 •		6,023		6,075
4.928% due 03/25/2055 •		6,759		6,817
5.028% due 09/25/2055 •		3,588		3,631
Government National Mortgage Association
3.500% due 10/20/2055		6,190		5,563
3.500% due 11/20/2055 (f)		15,259		13,715
4.000% due 06/20/2055 - 09/20/2055		6,945		6,464
6.000% due 12/15/2038		25		26
Government National Mortgage Association REMICS
4.085% due 08/20/2047 •		221		217
4.459% due 09/20/2055 •		3,297		3,313
4.759% due 07/20/2055 •		1,021		1,035
4.779% due 09/20/2055 •		4,571		4,596
4.859% due 08/20/2053 •		4,186		4,221
Government National Mortgage Association, TBA
4.000% due 08/01/2056		14,280		13,267
4.500% due 07/01/2056		15,830		15,207
5.000% due 07/01/2056 - 08/01/2056		28,230		27,828
5.500% due 07/01/2056		9,000		9,046
6.000% due 09/01/2056		8,880		9,045
U.S. Small Business Administration
5.290% due 12/01/2027		2		2
5.720% due 01/01/2029		71		71
6.020% due 08/01/2028		30		30
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		1,430		1,246
4.000% due 07/01/2056		12,760		11,928
4.500% due 07/01/2056		3,867		3,705
5.000% due 07/01/2056 - 08/01/2056		151,950		149,256
5.500% due 07/01/2056 - 08/01/2056		19,090		19,130
6.000% due 08/01/2041 - 09/01/2056		165,440		168,629

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
6.500% due 07/01/2056			61,140		63,251

Total U.S. Government Agencies (Cost $681,835)					682,525

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
4.875% due 08/15/2045			191		190
U.S. Treasury Notes
3.875% due 07/31/2030 (h)(j)			11,000		10,871

Total U.S. Treasury Obligations (Cost $11,209)					11,061

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.3%
Adjustable Rate Mortgage Trust
6.037% due 11/25/2037 ~			4,010		2,468
American Home Mortgage Assets Trust
4.664% due 11/25/2046 •			6,009		1,368
Atrium Hotel Portfolio Trust
5.423% due 12/15/2036 •			4,600		4,544
Avon Finance
4.646% due 12/28/2049 •	GBP		2,416		3,207
BCAP LLC Trust
4.234% due 03/26/2037 ~			$3,995		1,585
Bear Stearns ALT-A Trust
3.861% due 11/25/2035 ~			2,310		1,176
4.240% due 11/25/2035 ~			67		62
ChaseFlex Trust
4.363% due 07/25/2037 •			2,317		2,091
CHL Mortgage Pass-Through Trust
4.309% due 11/25/2037 ~			381		362
4.669% due 11/25/2034 ~			1		1
5.500% due 11/25/2035			18		9
Citigroup Mortgage Loan Trust, Inc.
3.833% due 01/25/2037 •			1		1
5.666% due 08/25/2035 ~			3		3
6.050% due 03/25/2036 •			28		28
CitiMortgage Alternative Loan Trust
4.363% due 04/25/2037 •			738		634
Countrywide Alternative Loan Trust
4.003% due 12/25/2046 •			1,927		1,768
4.083% due 02/25/2047 •			7		7
4.083% due 09/25/2047 •			999		943
4.163% due 06/25/2037 •			27		26
4.744% due 02/25/2036 •			3		3
5.750% due 02/25/2037			653		311
6.000% due 08/25/2035			1,051		379
6.000% due 06/25/2047			1,733		851
CSMC Trust
2.000% due 01/25/2060 ~			2,199		1,945
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.423% due 08/25/2037 •			1,497		1,259
Government National Mortgage Association REMICS
4.389% due 10/20/2075 •			4,900		4,940
GSR Mortgage Loan Trust
4.096% due 11/25/2035 ~			1		1
HarborView Mortgage Loan Trust
4.094% due 12/19/2036 •			122		113
4.134% due 01/19/2038 •			169		153
4.164% due 12/19/2036 •			675		612
JP Morgan Mortgage Trust
4.828% due 04/25/2066 ~			3,100		3,111
4.838% due 08/25/2034 ~			8		8
5.750% due 01/25/2036			10		5
5.809% due 07/25/2035 ~			528		526
JP Morgan Resecuritization Trust
3.061% due 06/26/2037 ~			4,037		3,209
3.819% due 06/26/2037 •			341		341
Lehman Mortgage Trust
4.413% due 11/25/2036 •			1,073		475
Lehman XS Trust
4.213% due 08/25/2046 •			861		914
MASTR Adjustable Rate Mortgages Trust
4.544% due 12/25/2046 •			4,561		3,684
Merrill Lynch Mortgage Investors Trust
4.802% due 09/25/2035 ~			37		29
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •			3,500		3,509
MortgageIT Securities Corp. Mortgage Loan Trust
4.223% due 06/25/2047 •			543		483
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~			993		960
2.750% due 11/25/2059 ~			1,841		1,767
PRKCM Trust
7.225% due 11/25/2058 þ			622		624
RALI Trust
4.133% due 08/25/2036 •			251		234

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.163% due 05/25/2047 •		2,604		2,465
Structured Adjustable Rate Mortgage Loan Trust
4.793% due 04/25/2035 ~		37		34
Structured Asset Mortgage Investments II Trust
3.883% due 08/25/2036 •		2,839		2,533
Structured Asset Securities Corp.
4.113% due 04/25/2035 •		937		864
UBS Commercial Mortgage Trust
3.504% due 12/15/2050		519		517
WaMu Mortgage Pass-Through Certificates Trust
3.408% due 01/25/2037 ~		106		94
4.028% due 06/25/2037 ~		359		329
4.246% due 08/25/2036 ~		40		36
4.474% due 01/25/2047 •		7		6
4.514% due 05/25/2047 •		1,408		1,218
4.643% due 12/25/2035 ~		581		551
4.923% due 11/25/2045 •		1,175		1,131
5.244% due 09/25/2046 •		19		18
5.244% due 10/25/2046 •		14		13
Wells Fargo Mortgage-Backed Securities Trust
6.289% due 12/25/2036 ~		41		38

Total Non-Agency Mortgage-Backed Securities (Cost $67,919)				60,576

ASSET-BACKED SECURITIES 19.0%
AUTOMOBILE ABS OTHER 0.3%
Carvana Auto Receivables Trust
2.900% due 03/10/2028		1,443		1,423
3.160% due 06/12/2028		823		808

				2,231

AUTOMOBILE SEQUENTIAL 1.0%
Carvana Auto Receivables Trust
5.620% due 01/10/2029		109		110
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		4,200		4,241
Lendbuzz Securitization Trust
7.500% due 12/15/2028		1,227		1,242
Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030		261		260
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		235		235
SCCU Auto Receivables Trust
5.110% due 06/15/2029		1,046		1,050

				7,138

CMBS OTHER 0.8%
MF1 Ltd.
5.389% due 02/19/2037 •		6,100		6,114

HOME EQUITY OTHER 7.6%
ABFC Trust
4.023% due 01/25/2037 •		1,546		1,109
Bear Stearns Asset-Backed Securities I Trust
4.083% due 08/25/2036 •		205		201
Citigroup Mortgage Loan Trust, Inc.
3.823% due 07/25/2045 •		67		49
4.083% due 12/25/2036 •		1,862		1,041
Countrywide Asset-Backed Certificates Trust
3.953% due 11/25/2037 •		78		74
4.013% due 06/25/2047 •		518		498
4.043% due 06/25/2037 •		485		454
4.043% due 06/25/2047 •		552		509
4.255% due 05/25/2036 •		1,026		1,002
4.283% due 12/25/2036 •		1,726		1,641
4.303% due 03/25/2036 •		643		589
Credit-Based Asset Servicing & Securitization LLC
3.819% due 07/25/2037 •		4		3
Fieldstone Mortgage Investment Trust
4.498% due 12/25/2035 •		64		63
Fremont Home Loan Trust
3.963% due 08/25/2036 •		78		24
4.103% due 02/25/2036 •		423		414
GSAA Home Equity Trust
3.956% due 03/25/2036 ~		2,895		1,688
4.163% due 03/25/2037 •		3,812		1,013
GSAMP Trust
4.223% due 01/25/2037 •		2,700		2,394
5.083% due 12/25/2034 •		726		662
Home Equity Loan Trust
4.103% due 04/25/2037 •		5,300		4,731

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Home Equity Mortgage Loan Asset-Backed Trust
4.702% due 11/25/2034 •			98		98
4.828% due 08/25/2035 •			2,000		1,960
JP Morgan Mortgage Acquisition Trust
4.183% due 10/25/2036 •			3		3
Long Beach Mortgage Loan Trust
4.203% due 02/25/2036 •			782		775
4.678% due 08/25/2035 •			1,700		1,584
MASTR Specialized Loan Trust
4.283% due 02/25/2036 •			178		175
4.283% due 06/25/2046 •			944		914
Merrill Lynch Mortgage Investors Trust
3.983% due 08/25/2037 •			4,814		2,301
Morgan Stanley ABS Capital I, Inc. Trust
3.863% due 07/25/2036 •			3		1
3.978% due 03/25/2037 •			12,654		4,734
4.083% due 09/25/2036 •			2,114		880
Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ			3,323		1,083
Option One Mortgage Loan Trust
3.863% due 07/25/2036 •			1,710		772
3.893% due 07/25/2037 •			2,001		1,351
3.983% due 04/25/2037 •			1,790		1,265
4.043% due 01/25/2037 •			2,392		1,391
4.073% due 04/25/2037 •			238		136
4.203% due 05/25/2037 •			1,054		637
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.488% due 02/25/2035 •			6,262		5,877
Popular ABS Mortgage Pass-Through Trust
4.258% due 07/25/2036 •			1,472		1,401
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ			3,588		1,065
Residential Asset Mortgage Products Trust
4.828% due 05/25/2035 •			2,017		1,938
Securitized Asset-Backed Receivables LLC Trust
4.243% due 07/25/2036 •			847		319
4.408% due 10/25/2035 •			998		831
SG Mortgage Securities Trust
4.123% due 02/25/2036 •			3,635		1,771
Soundview Home Loan Trust
3.883% due 11/25/2036 •			6		2
3.933% due 07/25/2037 •			875		768
4.063% due 03/25/2037 •			182		172
4.263% due 10/25/2036 •			1,973		1,907
4.603% due 08/25/2035 •			1,415		1,321
Structured Asset Securities Corp. Mortgage Loan Trust
3.993% due 05/25/2047 •			407		402

					55,993

WHOLE LOAN COLLATERAL 0.2%
Securitized Asset-Backed Receivables LLC Trust
4.263% due 05/25/2036 •			2,571		1,376
Specialty Underwriting & Residential Finance Trust
4.363% due 12/25/2036 •			280		273

					1,649

OTHER ABS 9.1% 37 Capital CLO II
4.941% due 04/15/2037 •			2,600		2,607
ACHV ABS Trust
5.430% due 10/27/2031			547		549
AGL CLO 9 Ltd.
5.040% due 04/20/2037 •			2,200		2,203
Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039			300		286
Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040			1,300		1,287
Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039			290		277
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •			1,900		1,901
Bain Capital Euro CLO DAC
3.449% due 01/15/2037 •	EUR		2,000		2,289
Barings Euro CLO DAC
3.426% due 08/15/2039 •			1,900		2,173
BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •			$1,300		1,301
Carlyle Euro CLO DAC
3.173% due 08/15/2032 •	EUR		680		777
Carlyle U.S. CLO Ltd.
4.785% due 10/20/2034 •			$1,500		1,501
Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •			900		901

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
CVC Cordatus Loan Fund XXX DAC
3.528% due 05/15/2037 •	EUR		1,100		1,260
Dryden 86 CLO Ltd.
4.810% due 07/17/2034 •			$1,500		1,502
GreenSky Home Improvement Issuer Trust
5.550% due 06/25/2059			1,300		1,318
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR		900		1,029
Invesco Euro CLO XI DAC
3.454% due 10/22/2036 •			3,000		3,432
Invesco U.S. CLO Ltd.
4.831% due 07/20/2037 •			$1,200		1,201
Kennedy Lewis CLO 7 Ltd.
4.839% due 04/22/2037 •			2,700		2,702
Madison Park Funding LXIX Ltd.
4.837% due 07/25/2037 •			1,100		1,101
Nelnet Student Loan Trust
5.809% due 02/20/2041 •			236		241
6.640% due 02/20/2041			197		202
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.917% due 10/25/2036 •			3,300		3,303
Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032			597		597
5.303% due 10/15/2032			1,176		1,176
Pagaya Point of Sale Holdings Grantor Trust
5.715% due 01/20/2034			1,800		1,801
Penta CLO 9 DAC
3.015% due 07/25/2036 •	EUR		1,500		1,716
Post CLO Ltd.
4.753% due 10/15/2034 •			$1,500		1,502
Providus CLO V DAC
3.513% due 11/15/2039 •	EUR		1,000		1,144
Romark CLO - IV Ltd.
4.819% due 07/10/2034 •			$3,000		3,003
Romark Credit Funding II Ltd.
2.625% due 10/25/2039			400		377
RRE 3 Loan Management DAC
3.494% due 12/15/2039 •	EUR		3,000		3,430
SMB Private Education Loan Trust
4.550% due 02/16/2055			$3,140		3,034
5.143% due 11/15/2052 •			350		352
5.500% due 06/17/2052			1,418		1,431
SoFi Professional Loan Program LLC
2.540% due 05/15/2046			926		894
Sunbit Asset Securitization Trust
5.360% due 07/15/2030			800		801
TCI-Symphony CLO Ltd.
5.480% due 10/13/2032 •			4,900		4,908
Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •			3,100		3,103
Whetstone Park CLO Ltd.
4.745% due 01/20/2035 •			2,000		2,001

					66,613

Total Asset-Backed Securities (Cost $154,039)					139,738

SOVEREIGN ISSUES 11.7%
Abu Dhabi Government International Bonds
4.875% due 04/30/2029			400		403
5.000% due 04/30/2034			400		407
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP		370,000		396
5.800% due 10/01/2029			155,000		173
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		900		1,032
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (c)	BRL		45,127		8,455
0.000% due 04/01/2027 (c)			27,763		4,887
Colombia Government International Bonds
6.500% due 01/21/2033			$200		203
Colombia TES
9.250% due 05/28/2042	COP		221,000		53
11.000% due 08/22/2029			2,882,500		819
11.500% due 07/25/2046			139,000		39
11.750% due 01/24/2035			45,103,800		12,961
12.000% due 03/13/2058			91,500		26
12.750% due 11/28/2040			940,000		287
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR		200		244
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT		124,000		270
Eagle Funding Luxco SARL
5.500% due 08/17/2030			$3,100		3,116
Ecuador Government International Bonds
0.000% due 07/31/2030 (c)			720		623

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
Egypt Government Bonds
19.698% due 10/14/2030	EGP	46,600		904
Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	1,000		1,106
Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	380,000		1,732
Peru Government Bonds
6.150% due 08/12/2032	PEN	2,700		855
6.850% due 08/12/2035		2,100		647
7.300% due 08/12/2033		13,800		4,523
Peru Government International Bonds
5.400% due 08/12/2034		13,900		3,974
6.150% due 08/12/2032		62,200		19,708
6.950% due 08/12/2031		881		293
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	98,450		5,153
7.000% due 02/28/2031		88,970		5,247
8.250% due 03/31/2032		13,800		852
8.500% due 01/31/2037		17,000		1,034
8.875% due 02/28/2035		54,000		3,417
Romania Government International Bonds
6.750% due 07/11/2039	EUR	1,200		1,456
Turkiye Government Bonds
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~	TRY	300		6
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		35,200		762

Total Sovereign Issues (Cost $79,429)				86,063

		SHARES
COMMON STOCKS 3.9%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (a)		26,748		6,375

INFORMATION TECHNOLOGY 3.0%
NVIDIA Corp.		111,766		22,363

Total Common Stocks (Cost $28,101)				28,738

EXCHANGE-TRADED FUNDS 13.4%
iShares Core S&P 500 ETF		107,420		80,446
State Street SPDR Portfolio S&P 500 ETF		205,599		18,068

Total Exchange-Traded Funds (Cost $95,420)				98,514

		PRINCIPAL
		AMOUNT
		(000s)
SHORT-TERM INSTRUMENTS 5.2%
REPURCHASE AGREEMENTS (e) 2.4%
				17,600

EGYPT TREASURY BILLS 0.0%
23.890% due 10/13/2026 - 10/20/2026 (b)(c)	EGP	4,875		93

NIGERIA TREASURY BILLS 0.0%
21.612% due 08/11/2026 (c)(d)	NGN	224,100		158

U.S. TREASURY BILLS 2.8%
3.686% due 07/09/2026 - 09/24/2026 (b)(c)(h)(j)		$20,322		20,240

Total Short-Term Instruments (Cost $38,087)				38,091

Total Investments in Securities (Cost $1,189,861)				1,181,314

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
	SHARES
INVESTMENTS IN AFFILIATES 9.2%
SHORT-TERM INSTRUMENTS 9.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%
PIMCO Short Asset Portfolio		1,472,942		14,508
PIMCO Short-Term Floating NAV Portfolio III		5,421,304		52,809

Total Short-Term Instruments (Cost $67,261)				67,317

Total Investments in Affiliates (Cost $67,261)				67,317

Total Investments 170.0% (Cost $1,257,122)				$1,248,631
Financial Derivative Instruments (g)(i)2.0%(Cost or Premiums, net $17,922)				14,527
Other Assets and Liabilities, net (72.0)%				(528,665)

Net Assets 100.0%				$734,493

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.660%	06/30/2026	07/01/2026	$17,600	U.S. Treasury Notes 4.250% due 02/15/2028	$(17,951)	$17,600	$17,602

Total Repurchase Agreements						$(17,951)	$17,600	$17,602

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	3.250%	06/22/2026	07/31/2026	$(879)	$(880)
DEU	3.750	06/29/2026	07/13/2026	(37,343)	(37,351)
SAL	3.770	06/25/2026	07/13/2026	(3,473)	(3,475)

Total Reverse Repurchase Agreements					$(41,706)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.4)%
Government National Mortgage Association, TBA	3.000%	07/01/2056	$21,600	$(18,934)	$(19,174)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	14,640	(11,737)	(11,689)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	20,240	(16,869)	(16,908)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	26,960	(24,277)	(24,444)
Uniform Mortgage-Backed Security, TBA	4.500	07/01/2056	3,080	(2,946)	(2,951)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	1,550	(1,490)	(1,484)

Total Short Sales (10.4)%				$(76,253)	$(76,650)

(f)	Securities with an aggregate market value of $42,698 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.

(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(5,318) at a weighted average interest rate of 3.686%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	77	$77	$33	$6

Total Purchased Options					$33	$6

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month CORRA Futures	06/2027	3	$515	$0	$0	$0
California Carbon Allowance Vintage Futures	12/2026	87	2,868	(33)	0	(13)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	2,610	279,392	377	0	(489)
CME E-mini Russell 2000 Index Futures	09/2026	20	3,046	56	15	0
Euro-BTP Italian Bond Futures	09/2026	68	9,273	81	0	(5)
SFE 10 Year Australian Bond Futures	09/2026	111	8,440	120	16	(19)
Three Month SONIA Index Futures	06/2027	187	59,500	279	0	(22)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	181	20,357	279	0	(71)

				$1,159	$31	$(619)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	06/2027	7	$(1,947)	$(1)	$1	$0
Adjusted Interest Rate S&P 500 Total Return Index Futures	07/2026	57	(20,918)	(696)	0	(177)
Adjusted Interest Rate S&P 500 Total Return Index Futures	09/2026	178	(65,444)	(597)	0	(565)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	213	(23,407)	(171)	63	0
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	198	(40,814)	57	23	0
CBOT U.S. Long Bond Futures	09/2026	5	(568)	(16)	3	0
French Government Bond Futures	09/2026	334	(45,788)	(174)	80	0
SFE 3 Year Australian Bond Futures	09/2026	12	(869)	(4)	1	0
Three-Month SOFR Futures	06/2027	1	(240)	0	0	0
TSE Japanese 10 Year Bond Futures	09/2026	29	(22,789)	(59)	82	0
Ultra U.S. Treasury Bond Futures	09/2026	21	(2,439)	14	16	0

				$(1,647)	$269	$(742)

Total Futures Contracts				$(488)	$300	$(1,361)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin(8)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	12/20/2027	0.147%	EUR	800	$(4)	$16	$12	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.039		$200	2	(1)	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.379	EUR	400	3	2	5	0	0

							$1	$17	$18	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

									Variation Margin(8)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030		$209,900	$(4,246)	$(362)	$(4,608)	$22	$0
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		80,930	(1,297)	(500)	(1,797)	10	0
CDX.iTraxx Crossover 45 5-Year Index	(5.000)	Quarterly	06/20/2031	EUR	697	(61)	(27)	(88)	0	(2)
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031		3,230	(62)	(22)	(84)	0	(1)

						$(5,666)	$(911)	$(6,577)	$32	$(3)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Variation Margin(8)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-38 5-Year Index	1.000%	Quarterly	12/20/2027	$800	$(68)	$74	$6	$1	$0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	8	1	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(8)	9	1	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	100	(3)	3	0	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	1,270	(29)	26	(3)	0	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	6,673	309	238	547	0	(3)

					$194	$358	$552	$1	$(3)

INTEREST RATE SWAPS

										Variation Margin(8)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	53,900	$(262)	$(617)	$(879)	$0	$(69)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	7	5	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	10	9	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		400	(1)	(11)	(12)	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		5,600	(164)	6	(158)	0	(14)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		13,600	(204)	(324)	(528)	0	(36)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		2,840	134	13	147	14	0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	3,778,500	(633)	(516)	(1,149)	0	(120)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		980,000	(619)	(325)	(944)	0	(95)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		$7,300	0	12	12	0	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		246,290	(1,585)	(259)	(1,844)	0	(142)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,000	(2)	12	10	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		5,600	0	(14)	(14)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		19,300	175	(68)	107	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,000	(2)	4	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		25,290	(523)	704	181	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		34,370	(579)	800	221	80	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		28,890	284	235	519	68	0
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		50,900	332	6,393	6,725	122	0
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		31,900	0	(201)	(201)	0	(86)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		11,700	34	57	91	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		58,300	5,978	778	6,756	184	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		17,800	(466)	(174)	(640)	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		13,170	(296)	437	141	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		33,650	(827)	1,175	348	120	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		9,850	6	(115)	(109)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		10,400	(48)	(68)	(116)	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		10,300	(49)	(80)	(129)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.646	Annual	04/17/2033		6,000	(46)	(57)	(103)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	04/29/2033		9,400	(66)	(80)	(146)	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/30/2033		9,300	(87)	(123)	(210)	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.600	Annual	06/04/2033		9,200	(46)	(142)	(188)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		3,360	58	33	91	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	06/23/2033		9,000	(55)	(30)	(85)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		7,900	593	(351)	242	32	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	30,950	(236)	703	467	132	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	90	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	30	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	900	(3)	(4)	(7)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	600	(2)	(2)	(4)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	1,000	(4)	(9)	(13)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	400	(2)	(1)	(3)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	300	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	2,260	(14)	52	38	10	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	300	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	600	(2)	1	(1)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	500	(1)	(4)	(5)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	300	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	300	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	400	(1)	(1)	(2)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	600	(2)	(1)	(3)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	700	(2)	(2)	(4)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	700	(2)	5	3	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	300	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	300	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	700	(2)	9	7	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	250	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	500	(2)	4	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	400	(1)	4	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	400	(1)	3	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	500	(1)	3	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	700	(2)	2	0	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	800	(2)	5	3	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	500	(1)	4	3	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	900	(4)	(12)	(16)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	65,560	129	1,190	1,319	311	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	5,570	(89)	204	115	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036	900	(2)	21	19	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036	800	(2)	17	15	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.960	Annual	05/22/2036	1,200	(3)	(2)	(5)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.002	Annual	05/28/2036	400	(1)	1	0	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036	1,200	(3)	2	(1)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	2,831	48	17	65	14	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036	8,850	37	168	205	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049	9,260	140	589	729	86	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		18,700	5,245	2,103	7,348	142	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		4,200	0	(110)	(110)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		4,380	0	(109)	(109)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		19,050	241	2,045	2,286	195	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		18,690	(1,602)	(645)	(2,247)	0	(192)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,190	73	173	246	34	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		2,110	(86)	14	(72)	0	(24)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		5,650	(292)	219	(73)	0	(61)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	2,400	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		24,100	0	(38)	(38)	1	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		4,700	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		30,100	0	(144)	(144)	13	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		47,400	0	(211)	(211)	20	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		52,300	0	(210)	(210)	22	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		17,200	0	(77)	(77)	7	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,400	0	(6)	(6)	1	0
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		39,460	(120)	(91)	(211)	22	0
Receive	1-Year BRL-CDI	14.210	Maturity	01/02/2031		43,200	0	(43)	(43)	0	(24)
Pay(7)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	9,600	57	35	92	0	(1)
Pay(7)	3-Month COP-IBR Compounded-OIS	4.668	Annual	06/16/2036	CZK	2,200	0	1	1	0	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.510	Annual	06/17/2036		2,200	0	1	1	0	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.335	Annual	07/01/2036		3,350	0	0	0	0	0
Receive(7)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	3,000	0	(6)	(6)	0	(1)
Receive(7)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		400	0	(1)	(1)	0	0
Receive(7)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		200	0	0	0	0	0
Pay(7)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		120	0	1	1	0	0
Pay(7)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		100	0	1	1	0	0
Receive(7)	3-Month PLN-WIBOR	4.960	Annual	06/16/2036		390	0	(1)	(1)	0	0
Receive(7)	3-Month PLN-WIBOR	4.800	Annual	06/17/2036		400	0	(1)	(1)	0	0
Receive(7)	3-Month PLN-WIBOR	4.625	Annual	07/01/2036		600	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	25,700	(111)	(118)	(229)	0	(7)
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	141,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		115,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		224,000	0	(1)	(1)	0	0
Pay(7)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	16,670	(1)	7	6	0	0
Pay(7)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		2,200	0	1	1	0	0
Pay(7)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		1,100	0	0	0	0	0
Receive(7)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		570	0	0	0	0	0
Receive(7)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	500	(1)	9	8	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		400	(1)	6	5	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		1,950	8	(29)	(21)	0	(2)
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		300	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		500	(2)	(20)	(22)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(10)	(11)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(10)	(11)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		400	(2)	(15)	(17)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		400	(2)	(13)	(15)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		570	(2)	(10)	(12)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		300	(1)	5	4	0	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		500	(1)	3	2	1	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	14	13	1	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		300	(1)	(7)	(8)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		400	(1)	(21)	(22)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		300	(1)	13	12	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		200	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		300	(1)	(9)	(10)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		300	(1)	(10)	(11)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		300	(1)	11	10	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	7	6	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		300	(1)	9	8	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		300	(1)	10	9	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	9	8	0	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		33,180	(930)	332	(598)	0	(44)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		24,710	613	(166)	447	32	0
Pay(7)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	5,600	(119)	66	(53)	0	(2)
Receive	CPURNSA	2.520	Maturity	03/27/2030		$12,600	0	70	70	6	0
Receive	CPURNSA	2.523	Maturity	03/27/2030		5,130	18	10	28	2	0
Receive	CPURNSA	2.544	Maturity	04/07/2030		7,160	(50)	78	28	4	0
Receive	CPURNSA	2.371	Maturity	04/10/2035		19,000	0	193	193	17	0
Receive	CPURNSA	2.480	Maturity	10/29/2035		3,480	(6)	8	2	3	0
Receive	CPURNSA	2.453	Maturity	07/20/2052		1,300	20	(19)	1	0	0
Receive	CPURNSA	2.424	Maturity	10/30/2055		1,900	0	(26)	(26)	1	0

							$3,917	$13,344	$17,261	$1,983	$(1,404)

Total Swap Agreements							$(1,554)	$12,808	$11,254	$2,016	$(1,410)

(h)

Securities with an aggregate market value of $6,717 and cash of $21,533 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(8)	Unsettled variation margin asset of $3 for closed swap agreements is outstanding at period end.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	899		$643	$20	$0
	07/2026	CNH	677		100	1	0
	07/2026	NZD	5,391		3,189	127	0
	07/2026	SGD	455		357	5	0
	07/2026		$81	CAD	115	0	0
	07/2026		2,633	NZD	4,660	14	0
	08/2026	CAD	115		$81	0	0
	08/2026	NZD	4,660		2,636	0	(14)
BOA	07/2026	BRL	104		20	0	0
	07/2026	ILS	584		200	3	0
	07/2026	INR	2,495		26	0	0
	07/2026	NOK	1,790		181	0	0
	07/2026	PEN	603		178	2	0
	07/2026	PHP	6,145		100	0	0
	07/2026	TWD	3,152		99	0	0
	07/2026		$20	BRL	104	0	0
	07/2026		584	CNH	3,949	0	(2)
	07/2026		483	INR	45,769	0	(1)
	07/2026		40	JPY	6,366	0	(1)
	07/2026		389	KRW	594,637	0	(5)
	07/2026		679	NOK	6,305	0	(42)
	07/2026		64	PLN	242	0	0
	07/2026		100	TWD	3,152	0	(1)
	08/2026	ILS	1,308		$440	0	0
	08/2026		$105	INR	9,942	0	0
	09/2026	INR	54,148		$569	1	0
	09/2026	MXN	17,055		971	3	(1)
	09/2026	PEN	1,774		523	5	0
	09/2026		$424	COP	1,643,211	48	0
	09/2026		57	INR	5,476	0	0
	09/2026		59	NZD	100	0	(2)
	09/2026		62	PHP	3,792	0	0
	10/2026	BRL	1,800		$329	0	(12)
BPS	07/2026		31,869		6,125	5	(54)
	07/2026	CAD	846		610	13	0
	07/2026	CHF	478		608	16	0
	07/2026	CLP	89,647		100	3	0
	07/2026	CNH	3,841		568	2	0
	07/2026	COP	1,984,096		550	0	(30)
	07/2026	CZK	7,946		382	8	0
	07/2026	HUF	45,635		150	3	0
	07/2026	IDR	67,285,619		3,755	2	(4)
	07/2026	ILS	2,071		703	6	0
	07/2026	INR	145,972		1,520	0	(22)
	07/2026	KRW	1,194,958		778	6	0
	07/2026	NOK	1,525		155	1	0
	07/2026	PEN	36		11	0	0
	07/2026	PHP	18,398		300	1	(1)
	07/2026	THB	17,190		524	7	(1)
	07/2026	TWD	5,686		178	0	0
	07/2026		$6,157	BRL	31,869	69	(52)
	07/2026		60	CAD	85	0	0
	07/2026		97	CLP	89,647	0	0
	07/2026		171	COP	587,937	1	0
	07/2026		745	GBP	566	6	0
	07/2026		1,463	IDR	26,192,337	2	0
	07/2026		3,751	INR	355,819	10	(6)
	07/2026		948	JPY	151,633	0	(16)
	07/2026		1,276	KRW	1,955,577	0	(12)
	07/2026		11	PEN	36	0	0
	07/2026		3,022	TWD	95,366	0	(29)
	07/2026	ZAR	38,705		$2,359	0	0
	08/2026	CAD	891		629	0	0
	08/2026	COP	576,483		167	0	(1)
	08/2026	DKK	231		35	0	0
	08/2026	IDR	8,084,872		450	0	0
	08/2026	ILS	1,965		665	5	(1)
	08/2026		$290	BRL	1,515	1	0
	08/2026		880	INR	83,507	1	0
	08/2026		892	JPY	144,100	0	(4)
	08/2026		178	TWD	5,695	0	0
	08/2026		776	ZAR	12,883	8	0
	09/2026	CLP	307,739		$344	10	0
	09/2026	COP	2,173,416		595	0	(30)
	09/2026	IDR	7,599,541		419	0	(3)
	09/2026	INR	32,889		341	0	(5)
	09/2026	THB	19,745		608	10	0
	09/2026		$72	AUD	100	0	(2)
	09/2026		135	GBP	100	0	(2)
	09/2026		2,718	IDR	48,112,651	4	(52)
	09/2026		341	INR	32,434	0	(1)
	09/2026		434	NOK	4,100	0	(20)
	09/2026		58	NZD	100	0	(2)
	09/2026		236	SEK	2,200	0	(8)
	09/2026		90	THB	2,945	0	(1)
	10/2026	BRL	13,727		$2,523	6	(85)
	12/2026		$273	IDR	4,964,985	1	0
	04/2027	BRL	19,363		$3,565	36	(3)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

BRC	07/2026	CAD	547		396	11	0
	07/2026	ILS	2,803		953	10	0
	07/2026	NZD	6,921		4,093	162	0
	07/2026	TRY	13,082		273	0	(3)
	07/2026		$1,107	MYR	4,507	2	(5)
	07/2026		858	SGD	1,108	0	(2)
	07/2026		4,256	TRY	203,138	35	0
	07/2026	ZAR	190,285		$11,715	116	0
	09/2026		$100	KRW	151,280	0	(2)
	09/2026		59	NZD	100	0	(3)
BSH	07/2026	BRL	600		$116	0	0
	07/2026	PEN	18,798		5,583	87	0
	07/2026		$120	BRL	600	0	(4)
	07/2026		718	JPY	114,109	0	(16)
	07/2026		4,561	NZD	8,072	24	0
	08/2026	NZD	8,072		$4,566	0	(24)
	09/2026	GBP	100		132	0	(1)
	09/2026	NOK	1,300		133	1	0
	09/2026		$7,271	BRL	37,293	0	(153)
	10/2026	BRL	26,200		$4,836	0	(129)
	12/2026	CLP	290,772		323	7	0
	12/2026	PEN	12,222		3,610	55	0
	01/2027		$697	PEN	2,368	0	(10)
	04/2027	BRL	700		$132	5	0
CBK	07/2026		1,190		230	0	(1)
	07/2026	CAD	2,399		1,722	31	0
	07/2026	COP	839,403		239	0	(5)
	07/2026	CZK	5,259		252	4	0
	07/2026	IDR	1,993,442		111	0	0
	07/2026	ILS	2,309		795	19	0
	07/2026	INR	80,175		850	3	0
	07/2026	KRW	179,730		118	2	0
	07/2026	NOK	5,865		615	22	0
	07/2026	PEN	8,456		2,490	28	(10)
	07/2026	SEK	16,245		1,758	83	0
	07/2026	TWD	12,015		379	2	0
	07/2026		$230	BRL	1,190	1	0
	07/2026		30	CLP	26,862	0	(1)
	07/2026		759	GBP	566	0	(9)
	07/2026		572	HUF	174,809	0	(11)
	07/2026		702	IDR	12,599,840	2	0
	07/2026		10	ILS	28	0	0
	07/2026		827	INR	80,175	20	0
	07/2026		373	KRW	569,039	0	(6)
	07/2026		5,565	PEN	18,809	0	(65)
	07/2026		295	PLN	1,078	0	(8)
	07/2026		469	SEK	4,335	0	(22)
	07/2026		1,278	TWD	40,467	0	(8)
	07/2026	ZAR	4,274		$260	0	(1)
	08/2026	CLP	46,008		50	0	0
	08/2026	COP	183,897		53	0	0
	08/2026	ILS	2,999		1,033	25	0
	08/2026	PEN	649		190	0	0
	08/2026	SEK	6		1	0	0
	08/2026		$190	ILS	565	0	0
	08/2026		163	INR	15,516	0	0
	08/2026		396	ZAR	7,052	33	0
	09/2026	COP	8,995,566		$2,322	0	(263)
	09/2026	IDR	28,056,812		1,554	0	(3)
	09/2026	INR	7,712		80	0	(1)
	09/2026	PEN	1,904		557	2	0
	09/2026	PHP	18,579		303	2	0
	09/2026	SEK	1,400		144	0	(1)
	09/2026	THB	31,490		962	10	(2)
	09/2026		$2,402	CLP	2,085,018	0	(138)
	09/2026		563	IDR	10,034,924	0	(6)
	09/2026		262	MXN	4,681	4	0
	09/2026		31	PEN	107	0	0
	10/2026	PEN	30,252		$8,847	63	(28)
	10/2026		$57	COP	202,124	1	0
	11/2026	PEN	4,560		$1,333	6	0
	11/2026		$113	COP	408,245	3	0
	12/2026	PEN	934		$269	0	(2)
	12/2026		$852	IDR	15,487,330	2	0
	01/2027	PEN	2,243		$663	12	0
DUB	07/2026	CZK	8,587		412	8	0
	07/2026	IDR	1,709,198		96	0	0
	07/2026	INR	44,036		466	1	0
	07/2026		$278	INR	26,798	5	0
	07/2026		348	NOK	3,229	0	(21)
	07/2026		264	PLN	978	0	(4)
	07/2026	ZAR	88,218		$5,450	72	0
	09/2026	IDR	25,631,198		1,423	0	0
	09/2026	PEN	503		146	0	(1)
	09/2026		$71	AUD	100	0	(1)
	09/2026		345	IDR	6,271,590	3	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026		516	INR	49,235	1	(1)
	09/2026		151	SEK	1,400	0	(6)
	11/2026	PEN	31,986		$9,213	0	(98)
	12/2026		$274	IDR	4,969,159	0	0
FAR	07/2026	BRL	2,612		$505	0	(1)
	07/2026	CHF	205		261	7	0
	07/2026	CNH	3,821		565	2	0
	07/2026	GBP	1,555		2,091	28	0
	07/2026	HUF	552		2	0	0
	07/2026	JPY	836,151		5,168	25	0
	07/2026	SGD	17,597		13,793	192	0
	07/2026		$512	BRL	2,612	0	(6)
	07/2026		1,594	CNH	10,839	3	0
	07/2026		1,382	HUF	426,945	0	(12)
	07/2026		747	JPY	118,764	0	(17)
	07/2026		1,811	PLN	6,634	0	(47)
	07/2026		502	SEK	4,869	0	0
	07/2026		40	THB	1,332	0	0
	07/2026	ZAR	126,630		$7,673	0	(45)
	08/2026	CNH	10,816		1,594	0	(3)
	08/2026	ILS	983		343	13	0
	08/2026	PEN	11,032		3,263	39	0
	08/2026	SEK	4,860		502	0	0
	08/2026		$5,168	JPY	833,963	0	(25)
	09/2026	ILS	598		$200	0	(1)
	09/2026	PEN	390		115	2	0
	09/2026		$507	INR	48,602	3	0
	09/2026		212	MXN	3,750	1	0
	09/2026		100	PLN	366	0	(3)
GLM	07/2026	BRL	18,188		$3,385	1	(138)
	07/2026	CLP	89,516		100	3	0
	07/2026	COP	585,596		166	0	(5)
	07/2026	IDR	12,359,687		690	0	(1)
	07/2026	INR	6,723		70	0	(1)
	07/2026	KRW	271,051		176	0	0
	07/2026	MYR	8,015		1,979	18	0
	07/2026	PEN	66		19	0	0
	07/2026	PLN	296		80	1	0
	07/2026	TWD	950		30	0	0
	07/2026		$3,587	BRL	18,188	4	(68)
	07/2026		7,802	CAD	11,102	26	0
	07/2026		689	IDR	12,359,687	2	0
	07/2026		478	KRW	732,289	0	(5)
	07/2026		331	MYR	1,353	1	0
	07/2026		19	PEN	66	0	0
	07/2026		211	PHP	12,960	0	0
	07/2026		230	TWD	7,264	0	(2)
	07/2026		4,942	ZAR	81,612	33	0
	08/2026	CAD	11,087		$7,802	0	(26)
	08/2026		$271	INR	25,969	3	0
	09/2026	COP	5,321,993		$1,484	0	(45)
	09/2026	HUF	62,685		200	0	(1)
	09/2026	IDR	20,476,191		1,132	1	(5)
	09/2026	PEN	1,245		362	0	(1)
	09/2026	PHP	12,989		211	1	0
	09/2026	THB	16,618		512	9	0
	09/2026		$254	CHF	200	0	(5)
	09/2026		1,611	IDR	28,923,007	4	(9)
	09/2026		100	ILS	291	0	(2)
	09/2026		1,323	INR	127,256	14	0
	09/2026		277	MXN	4,827	0	(3)
	09/2026		440	MYR	1,776	0	(4)
	11/2026		166	COP	602,520	5	0
	12/2026		382		1,490,149	37	0
	04/2027	BRL	6,500		$1,211	25	0
JPM	07/2026	AUD	3,892		2,774	80	0
	07/2026	BRL	24,167		4,651	12	(42)
	07/2026	CLP	127,192		140	2	0
	07/2026	CZK	2,614		124	1	0
	07/2026	HUF	2,583		9	0	0
	07/2026	ILS	6,697		2,252	8	(7)
	07/2026	INR	30,510		323	1	0
	07/2026	KRW	83,758		54	0	0
	07/2026	NOK	3,709		375	0	0
	07/2026	NZD	420		248	10	0
	07/2026	PHP	4,293		70	0	0
	07/2026	TWD	1,267		40	0	0
	07/2026		$4,670	BRL	24,167	12	(1)
	07/2026		250	CAD	350	0	(3)
	07/2026		1,725	HUF	527,707	0	(31)
	07/2026		102	IDR	1,837,774	0	0
	07/2026		323	INR	30,510	0	(1)
	07/2026		80	KRW	123,592	0	(1)
	07/2026		2,641	PLN	9,628	0	(82)
	07/2026		375	THB	12,520	2	0
	07/2026		80	TWD	2,552	0	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	ZAR	736		$45	0	0
	08/2026	ILS	4,654		1,595	30	0
	08/2026		$348	INR	33,086	0	0
	08/2026		375	NOK	3,711	0	0
	09/2026	CAD	500		$353	0	0
	09/2026	IDR	1,847,986		102	0	0
	09/2026	INR	30,724		323	0	0
	09/2026	MXN	15,029		861	8	(1)
	09/2026	THB	18,464		560	4	(4)
	09/2026		$144	CAD	200	0	(3)
	09/2026		1,192	INR	113,677	2	0
	09/2026		533	JPY	85,000	0	(7)
	09/2026		10,507	MXN	182,713	0	(125)
	09/2026		100	PHP	6,191	0	0
	09/2026		100	SGD	127	0	(1)
	09/2026		100	THB	3,258	0	(1)
	10/2026	BRL	3,400		$619	0	(25)
	10/2026		$3,764	BRL	19,794	0	(12)
	12/2026	MXN	619		$35	0	0
	12/2026		$335	MXN	5,906	0	(1)
	04/2027	BRL	1,200		$220	1	0
MBC	07/2026	AUD	16		12	0	0
	07/2026	CHF	9,411		11,981	338	(3)
	07/2026	EUR	2,946		3,425	59	0
	07/2026	GBP	714		962	14	0
	07/2026	HUF	34,205		112	2	0
	07/2026	IDR	169,459		9	0	0
	07/2026	ILS	594		212	12	0
	07/2026	INR	39,470		418	1	0
	07/2026	NOK	1,196		120	0	0
	07/2026		$2,244	AUD	3,253	9	0
	07/2026		429	CHF	345	0	(2)
	07/2026		564	COP	2,136,858	58	0
	07/2026		122	DKK	799	0	0
	07/2026		4,371	EUR	3,806	0	(22)
	07/2026		18	IDR	319,299	0	0
	07/2026		644	INR	62,115	11	0
	07/2026		762	JPY	121,086	0	(17)
	07/2026		2,056	KRW	3,116,603	0	(41)
	07/2026		828	NOK	7,673	0	(52)
	07/2026		701	SEK	6,703	1	(11)
	08/2026	AUD	1,914		$1,320	0	(5)
	08/2026	DKK	798		122	0	0
	08/2026	NOK	3,265		329	0	(1)
	08/2026	SEK	2,968		305	0	(1)
	08/2026		$123	INR	11,719	0	0
	08/2026		120	NOK	1,197	1	0
	09/2026	AUD	500		$346	0	0
	09/2026	PEN	1,023		298	0	(1)
	09/2026	PLN	753		200	0	0
	09/2026	THB	11,045		331	0	(4)
	09/2026		$72	CAD	100	0	(1)
	09/2026		349	EUR	300	0	(5)
	09/2026		100	HUF	30,261	0	(3)
	09/2026		100	IDR	1,797,434	0	0
	09/2026		1,737	INR	166,181	9	(1)
	09/2026		100	SGD	127	0	(1)
	09/2026		100	THB	3,251	0	(2)
	09/2026		100	ZAR	1,634	0	(1)
MYI	07/2026	DKK	1,030		$161	3	0
	07/2026	NOK	3,080		331	19	0
	07/2026	PLN	563		150	0	0
	07/2026		$787	GBP	586	0	(10)
	08/2026		491	CHF	396	1	0
	09/2026	PEN	1,385		$403	0	(1)
	09/2026		$129	CHF	100	0	(4)
	09/2026	ZAR	3,325		$200	0	(2)
NGF	07/2026	IDR	11,440,370		639	0	(1)
	07/2026		$642	IDR	11,440,370	0	(2)
	07/2026		652	INR	62,692	10	0
	07/2026		3,537	TRY	166,525	17	0
	08/2026	SEK	332		$34	0	0
	09/2026	IDR	11,504,530		642	3	0
	09/2026		$344	IDR	6,126,540	0	(4)
SCX	07/2026	CAD	1,802		$1,293	23	0
	07/2026	INR	30,953		327	0	0
	07/2026		$238	IDR	4,262,601	1	0
	07/2026		858	INR	82,205	10	0
	08/2026		673		64,502	6	0
	09/2026	CHF	100		$125	0	0
	09/2026	EUR	100		116	2	0
	09/2026	GBP	100		134	1	0
	09/2026	IDR	15,077,914		835	0	(2)
	09/2026	NZD	500		284	0	(1)
	09/2026	SGD	129		100	0	0
	09/2026	THB	7,747		237	3	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026		$70	AUD	100	0	(1)
	09/2026		878	IDR	15,757,518	2	(5)
	09/2026		327	INR	31,161	0	0
SOG	07/2026	CNH	6,449		$953	4	0
	07/2026	EUR	28,281		32,991	677	0
	07/2026	SGD	25		19	0	0
	07/2026		$1,072	AUD	1,553	4	0
	07/2026		11,521	CHF	9,321	15	0
	07/2026		31,191	EUR	27,421	140	0
	07/2026		2,041	JPY	324,296	0	(47)
	07/2026		1,453	PEN	4,911	0	(17)
	07/2026		13,104	SGD	16,969	13	0
	08/2026	AUD	1,553		$1,071	0	(4)
	08/2026	CAD	93		66	0	0
	08/2026	CHF	9,287		11,521	0	(15)
	08/2026	EUR	27,421		31,234	0	(140)
	08/2026	SGD	16,931		13,103	0	(13)
	08/2026		$19	SGD	25	0	0
	09/2026		117	EUR	100	0	(2)
	09/2026		402	GBP	300	0	(4)
	09/2026		280	JPY	44,600	0	(4)
	09/2026		100	KRW	150,520	0	(3)
SSB	07/2026	CAD	6,664		$4,833	134	0
	07/2026		$72	CAD	102	0	0
	07/2026		729	GBP	551	3	0
	08/2026	CAD	101		$72	0	0
	08/2026	COP	13,144,442		3,446	0	(358)
	08/2026	GBP	551		729	0	(3)
UAG	07/2026		$539	CHF	428	0	(9)
	07/2026		268	PLN	980	0	(8)
	09/2026	CLP	1,773,181		$1,992	67	0
	09/2026	COP	22,868,598		5,985	0	(587)
	09/2026	MXN	7,791		444	2	0
	09/2026	THB	2,027		62	0	0
	11/2026	HUF	71,299	EUR	198	0	(1)

Total Forward Foreign Currency Contracts						$3,808	$(3,854)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	1,227	$13	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	773	5	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	3,230	142	308
JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	1,310	16	0

						$176	$308

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	77,400	$55	$194
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	61,500	78	59
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.063	07/06/2026	5,800	8	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	700	6	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	300	4	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	700	6	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	400	5	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	08/06/2026	2,300	6	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	700	5	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	400	5	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	800	6	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	400	5	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	19,000	71	34
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	16,900	13	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.784	09/08/2026	930	3	3

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/19/2026	17,100	28	24
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/23/2026	8,700	18	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.115	05/28/2027	16,500	54	54
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.188	06/07/2027	16,500	60	65
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	2,000	176	150
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	2,000	176	165
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	1,900	164	156
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	1,900	164	145
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	3,000	258	250
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	3,000	258	227
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	2,530	7	3
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300	05/28/2027	11,700	41	39
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,900	476	277
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	7,700	621	461
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.166	08/06/2026	2,600	18	4
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	432,700	2,173	694
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	432,700	2,173	3,886
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/09/2026	21,300	51	26
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.158	06/01/2027	20,500	71	74
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.161	06/01/2027	20,500	71	74
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	8,300	719	674
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	6,600	571	536
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	55,100	77	53
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	08/06/2026	3,400	25	4
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.206	09/04/2026	3,000	12	8
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	09/04/2026	1,800	7	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.525	08/06/2026	37,900	205	16
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	18,500	78	33
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	1,000	2	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	13,400	50	34
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	5,100	449	392
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	5,100	449	412
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	16,800	1,356	790
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	22,000	1,775	1,317
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/03/2026	23,800	26	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	1,000	8	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	500	7	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	700	6	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	400	5	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	800	7	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	400	5	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	8,300	731	639
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	8,300	731	671

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	3,800	266	275
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	3,800	266	210
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	82,600	64	265
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	82,400	61	186
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	82,500	62	211
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.230	09/04/2026	1,100	4	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.303	07/08/2026	3,500	9	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	8,900	116	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	7,900	157	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	7,900	116	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	3,200	9	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	700	6	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	400	5	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.373	08/10/2026	10,900	39	12
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	11/02/2026	2,500	8	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	2,000	176	154
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	2,000	176	162
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.075	05/28/2027	20,900	37	38
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	4,000	352	312
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	4,000	352	320

							$16,916	$14,848

Total Purchased Options							$17,092	$15,156

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-46 5-Year Index	Buy	0.500%	07/15/2026	9,600	$(4)	$(3)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	07/15/2026	9,600	(15)	(1)
	Call - OTC CDX.IG-46 5-Year Index	Buy	0.525	08/19/2026	19,400	(19)	(25)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.650	08/19/2026	19,400	(24)	(7)
RBC	Put - OTC CDX.IG-46 5-Year Index	Sell	0.700	07/15/2026	9,500	(10)	0
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.525	08/19/2026	5,800	(11)	(7)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.550	08/19/2026	5,800	(8)	(5)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	08/19/2026	43,500	(44)	(23)

						$(135)	$(71)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	1,227	$(4)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	773	(2)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	6,460	(137)	(258)
JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	1,310	(6)	0
UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	860	(14)	(7)

						$(163)	$(265)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CKL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280%	08/28/2026	7,700	$(74)	$(65)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	400	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	500	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280	08/28/2026	7,000	(73)	(59)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/01/2026	3,740	(8)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.877	08/10/2026	9,600	(38)	(39)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.903	07/08/2026	9,600	(9)	(4)

							$(206)	$(170)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	$99.422	09/08/2026	$1,400	$(2)	$(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	100.625	08/06/2026	6,000	(25)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.031	09/04/2026	6,200	(12)	(11)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	92.891	07/06/2026	11,300	(45)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	93.969	07/06/2026	7,700	(16)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	37,900	(198)	(16)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.188	08/06/2026	3,000	(6)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.383	08/06/2026	4,200	(9)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056	96.875	08/06/2026	2,600	(8)	(8)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.531	08/06/2026	1,500	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	1,500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.469	08/06/2026	2,700	(3)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.000	09/04/2026	9,000	(15)	(16)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	7,100	(28)	(35)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	7,100	(28)	(20)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	3,500	(6)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	3,500	(6)	(4)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.000	08/06/2026	6,800	(24)	(5)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.516	08/06/2026	1,700	(4)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 07/01/2056	101.852	07/06/2026	2,000	(4)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	2,100	(7)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	2,100	(7)	(5)

					$(458)	$(157)

Total Written Options					$(962)	$(663)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	06/20/2036	0.920%		$2,300	$5	$10	$15	$0
DUB	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	t	76	0	1	1	0

								$5	$11	$16	$0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	1,890	$425	$(23)	$402	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		4,120	944	(68)	876	0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		$1,524	(434)	313	0	(121)
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	2,801	637	(42)	595	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		6,560	1,503	(108)	1,395	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,000	233	(20)	213	0

							$3,308	$52	$3,481	$(121)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RU20INTR Index	74	4.100% (SOFR less a specified spread)	Monthly	12/09/2026	$1,234	$0	$(4)	$0	$(4)
BPS	Receive	RU20INTR Index	22,754	3.890% (SOFR plus a specified spread)	Monthly	07/08/2026	379,422	0	(1,177)	0	(1,177)
	Receive	Russell 2000 Net Total Return Index	52	3.730% (SOFR plus a specified spread)	Monthly	09/02/2026	867	0	(2)	0	(2)
FAR	Receive	RU20INTR Index	220	3.610% (SOFR plus a specified spread)	Monthly	08/05/2026	3,668	0	(11)	0	(11)
GST	Receive	RU20INTR Index	20,953	3.720% (SOFR plus a specified spread)	Monthly	08/12/2026	349,391	0	(1,036)	0	(1,036)
	Receive	Russell 2000 Net Total Return Index	53	3.780% (SOFR plus a specified spread)	Monthly	12/02/2026	884	0	(2)	0	(2)
								$0	$(2,232)	$0	$(2,232)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	39,942	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$2,016	$0	$(6)	$0	$(6)
FAR	Pay	Amazon.com,Inc.	26,748	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	6,224	0	(149)	0	(149)
	Pay	NVIDIA Corp.	111,766	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	21,877	0	(469)	0	(469)
JPM	Pay	Janus Henderson AAA CLO ETF	39,942	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	2,017	0	6	6	0

								$0	$(618)	$6	$(624)

Total Swap Agreements								$3,313	$(2,787)	$3,503	$(2,977)

(j)

Securities with an aggregate market value of $1,798 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

t	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

(1)	Notional Amount represents the number of contracts.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2026 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,179	$0	$1,179
Corporate Bonds & Notes
Banking & Finance	0	21,920	0	21,920
Industrials	0	10,027	0	10,027
Utilities	0	2,882	0	2,882
U.S. Government Agencies	0	682,525	0	682,525
U.S. Treasury Obligations	0	11,061	0	11,061
Non-Agency Mortgage-Backed Securities	0	60,576	0	60,576
Asset-Backed Securities
Automobile ABS Other	0	2,231	0	2,231
Automobile Sequential	0	7,138	0	7,138
CMBS Other	0	6,114	0	6,114
Home Equity Other	0	55,993	0	55,993
Whole Loan Collateral	0	1,649	0	1,649
Other ABS	0	66,613	0	66,613
Sovereign Issues	0	86,063	0	86,063
Common Stocks
Consumer Discretionary	6,375	0	0	6,375
Information Technology	22,363	0	0	22,363
Exchange-Traded Funds	98,514	0	0	98,514
Short-Term Instruments
Repurchase Agreements	0	17,600	0	17,600
Egypt Treasury Bills	0	93	0	93
Nigeria Treasury Bills	0	158	0	158
U.S. Treasury Bills	0	20,240	0	20,240

	$127,252	$1,054,062	$0	$1,181,314

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67,317	$0	$0	$67,317

Total Investments	$194,569	$1,054,062	$0	$1,248,631

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(76,650)	$0	$(76,650)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	201	2,121	0	2,322
Over the counter	0	22,466	1	22,467

	$201	$24,587	$1	$24,789
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(801)	(1,970)	0	(2,771)
Over the counter	0	(7,373)	(121)	(7,494)

	$(801)	$(9,343)	$(121)	$(10,265)

Total Financial Derivative Instruments	$(600)	$15,244	$(120)	$14,524

Totals	$193,969	$992,656	$(120)	$1,186,505

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust